Average Annual Total Returns - FidelityInternationalBondIndexFund-PRO - FidelityInternationalBondIndexFund-PRO - Fidelity International Bond Index Fund	Mar. 01, 2025
Fidelity International Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	4.64%
Past 5 years	0.55%
Since Inception	0.31%	[1]
Fidelity International Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.20%
Past 5 years	(0.15%)
Since Inception	(0.38%)	[1]
Fidelity International Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.75%
Past 5 years	0.12%
Since Inception	(0.06%)	[1]
IXYYF
Average Annual Return:
Past 1 year	5.26%
Past 5 years	1.06%
Since Inception	0.85%
LB135
Average Annual Return:
Past 1 year	(1.69%)
Past 5 years	(1.96%)
Since Inception	(1.80%)

[1]	A From October 10, 2019 .